Loss per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Wilco Holdco Inc
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of diluted (loss) earnings per share	0	0	0	0	0